Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Equity Instruments to be Issued	Accumulated Deficit	Other Items of Comprehensive Income
Balance at Dec. 31, 2015	$ (335,140)	$ 500	$ 367,553		$ (763,334)	$ 60,141
Balance, shares at Dec. 31, 2015		500,000
Common stock issued for services	171,752	$ 423	171,329
Common stock issued for services, shares		423,500
Common stock issued for 2016 Private Placement for cash	2,698,124	$ 2,841	2,675,283	20,000
Common stock issued for 2016 Private Placement for cash, shares		2,840,946
Common stock issued for patent license	3,050,000			3,050,000
Common stock issued for patent license, shares
Stock based compensation	82,284		82,284
Common stock issued for acquisition	4,827,846	$ 16,660	4,811,186
Common stock issued for acquisition, shares		16,659,943
Common stock issued for conversion of notes payable and accrued interest	1,390,623	$ 1,288	1,389,335
Common stock issued for conversion of notes payable and accrued interest, shares		1,287,564
Warrants issued in 2016 Private Placement for cash	162,823		162,823
Warrants issued for conversion of notes payable and accrued interest	99,767		99,767
Net loss for the year ended	(802,463)				(802,463)
Other items of comprehensive loss	(23,411)					(23,411)
Balance at Dec. 31, 2016	11,322,205	$ 21,712	9,759,560	3,070,000	(1,565,797)	36,730
Balance, shares at Dec. 31, 2016		21,711,953
Common stock issued for services	610,893	$ 716	610,177
Common stock issued for services, shares		715,667
Common stock issued for 2017 Private Placement for cash	1,165,000	$ 932	1,164,068
Common stock issued for 2017 Private Placement for cash, shares		932,000
Common stock issued for cash	150,000	$ 150	149,850
Common stock issued for cash, shares		150,000
Common stock issued for warrant exercise	5,936	$ 606	5,330
Common stock issued for warrant exercise, shares		606,098
Common stock issued for 2016 Private Placement for cash	4,000	$ 24	23,976	(20,000)
Common stock issued for 2016 Private Placement for cash, shares		24,000
Common stock issued for patent license		$ 3,050	3,046,950	(3,050,000)
Common stock issued for patent license, shares		3,050,000
Warrants issued for Leonite Capital Convertible Debt	90,190		90,190
Common stock issued for Leonite Capital Convertible Debt	100,000	$ 100	99,900
Common stock issued for Leonite Capital Convertible Debt, shares		100,000
Employee payroll stock purchases	127,247	$ 203	127,044
Employee payroll stock purchases, shares		203,635
Common stock canceled per severance agreement	(56)	$ (56)
Common stock canceled per severance agreement, shares		(56,000)
Stock based compensation	319,057		319,057
Common stock issued for 2016 merger shares		$ (78)	(77,647)	77,725
Common stock issued for 2016 merger shares, shares		(77,725)
Stock issue to related party - repayment of loan	167,877	$ 220	167,657
Stock issue to related party - repayment of loan, shares		219,927
Common stock issue for 2016 merger shares		$ 12	11,874	(11,886)
Common stock issue for 2016 merger shares, shares		11,886
Net loss for the year ended	(2,177,641)				(2,177,641)
Other items of comprehensive loss	(15,719)					(15,719)
Balance at Dec. 31, 2017	$ 11,868,989	$ 27,591	$ 15,497,986	$ 65,839	$ (3,743,438)	$ 21,011
Balance, shares at Dec. 31, 2017		27,591,441